SHORT-TERM DEBT AND RELATED PARTIES DEBT	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
SHORT-TERM DEBT AND RELATED PARTIES DEBT

NOTE 3 – SHORT-TERM DEBT AND RELATED PARTIES DEBT

Related Party Promissory Notes

In October 2018, in connection with the acquisition of Community Specialty Pharmacy, LLC, a $300,000 promissory note was issued to Nikul Panchal, a non-executive officer of the Company, accruing simple interest at the rate of 10% per annum, payable annually, and having a maturity date on October 15, 2021. In October 2019, $75,000 of the note was converted into 25,000 common shares at $3.00 per share, leaving $225,000 of principal owed under the promissory note. There was a loss recognized on this conversion of $76,500. In September 2021, the promissory note was paid in full.

At December 31, 2021 and 2020, total related party debt was $0 and $225,000, respectively.